INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal:
Current	$ 1,353,596	$ 1,366,578
Deferred	(432,303)	125,033
Total Federal	921,293	1,491,611
State:
Current	405,650	484,310
Deferred	59,065	69,113
Total State	464,715	553,423
Total income tax expense	1,386,008	2,045,034
Components of income tax expense differed from the maximum statutory federal rate
Maximum statutory federal rate (as a percent)	35.00%
Expected income taxes	1,659,724	2,138,337
Income tax effect of:
State taxes, net of federal income tax benefit	251,528	332,911
Tax exempt interest, net	(419,935)	(333,886)
Income taxed at lower rates	(47,421)	(61,095)
Other	(57,888)	(31,233)
Total income tax expense	1,386,008	2,045,034
Deferred tax assets:
Allowance for loan losses	2,225,086	2,393,884
Deferred compensation	216,455	176,433
Accrued expenses	3,980
Purchase accounting adjustments for:
Loans	37,179	49,988
Securities	136,811	162,889
Unrealized loss on securities available for sale	994,004
OREO writedowns and expenses	557,506	316,132
Other	366,107	56,188
Deferred tax assets	4,537,128	3,155,514
Deferred tax liabilities:
Federal Home Loan Bank stock	(300,687)	(304,238)
Core deposit intangible	(107,858)	(215,445)
Mortgage servicing rights	(365,462)	(326,905)
Unrealized gain on securities available for sale		(702,588)
Purchase accounting adjustments for:
Premises and equipment	(291,512)	(301,426)
Federal Home Loan Bank advances	(7,958)	(13,390)
Premises and equipment	(210,278)	(107,979)
Deferred tax liabilities	(1,283,755)	(1,971,971)
Net deferred taxes	3,253,373	1,183,543
Tax bad debt reserve for which no deferred income tax liability has been recognized	3,044,000	3,044,000
Deferred income tax liability recognized for tax bad debt reserve	0	0
Unrecorded deferred income tax liability	$ 1,157,000	$ 1,157,000